Acquired Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2011
Acquired Intangible Assets, Net

As of December 31, 2010 and 2011, acquired intangible assets, net were comprised of the following:

	December 31,
	2010	2011
Cost:
Operation & broadcasting rights	$11,460,583	$12,045,898
Lease agreements	54,460,034	75,849,900
Customer base	24,013,585	31,524,825
Trademark	1,145,303	2,076,687
Others	4,559,702	5,051,269

Total	95,639,207	126,548,579

Accumulated amortization:
Operation & broadcasting rights	(6,166,809)	(9,518,838)
Lease agreements	(43,298,789)	(54,117,372)
Customer base	(16,338,269)	(21,858,528)
Trademark	(1,145,303)	(1,203,796)
Others	(4,527,994)	(4,824,610)

Total	(71,477,164)	(91,523,144)

Intangible assets, net	$24,162,043	$35,025,435

Amortization Expense

The Group recorded amortization expense as follows:

	For the years ended December 31,
	2009	2010	2011
Cost of revenues	$14,282,389	$12,734,069	$11,359,056
Selling and marketing	4,664,850	4,106,231	4,638,646
Gain or (loss) from discontinued operations	8,331,505	765,859	—

Total	$27,278,744	$17,606,159	$15,997,702